Note 9 - Equity - Warrant Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Outstanding, warrants (in shares)	10,166,000	4,341,000	2,591,000
Outstanding, warrants, weighted average exercise price (in dollars per share)	$ 3.68	$ 6.19	$ 8.92
Outstanding, warrants, weighted average remaining contract term (Year)	2 years 146 days	2 years 146 days	2 years 36 days	2 years 255 days
Granted, warrants (in shares)	1,400,000	5,825,000	1,750,000
Granted, warrants, weighted average exercise price (in dollars per share)	$ 1.50	$ 1.81	$ 2.14
Granted, warrants, weighted average remaining contract term (Year)	4 years 292 days	3 years 36 days	3 years 292 days
Outstanding, warrants (in shares)	11,566,000	10,166,000	4,341,000	2,591,000
Outstanding, warrants, weighted average exercise price (in dollars per share)	$ 3.42	$ 3.68	$ 6.19	$ 8.92
Class of warrant or right, outstanding, aggregate intrinsic value	$ 20,461,100	$ 3,756,000
Vested and expected to vest, warrants (in shares)	11,566,000	10,166,000
Vested and expected to vest, warrants, weighted average exercise price (in dollars per share)	$ 3.42	$ 3.68
Vested and expected to vest , weighted average remaining contract term (Year)	2 years 146 days	2 years 146 days
Class of warrant or right, vested and expected to vest, aggregate intrinsic value	$ 20,461,100
Exercisable, warrants (in shares)	7,826,000	6,526,000
Exercisable, warrants, weighted average exercise price (in dollars per share)	$ 5.50	$ 5.18
Exercisable, warrants, weighted average remaining contract term (Year)	2 years 73 days	2 years
Class of warrant or right, exercisable, aggregate intrinsic value	$ 8,954,500	$ 480,000